REPOSITIONING AND OTHER CHARGES (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Repositioning And Other Charges
A summary of net repositioning and other charges follows:

	Years Ended December 31,
	2023	2022	2021
Severance	$162	$122	$80
Asset impairments	41	176	117
Exit costs	139	122	134
Reserve adjustments	(56)	(56)	(13)
Total net repositioning charges	286	364	318
Asbestos-related charges, net of insurance and reimbursements	534	532	129
Probable and reasonably estimable environmental liabilities, net of reimbursements	44	28	22
Other charges	(4)	342	100
Total net repositioning and other charges	$860	$1,266	$569

Pretax Distribution Of Total Net Repositioning And Other Charges
The following table summarizes the pre-tax distribution of total net repositioning and other charges by classification in the Consolidated Statement of Operations:

	Years Ended December 31,
	2023	2022	2021
Cost of products and services sold	$680	$572	$457
Selling, general and administrative expenses	172	309	112
Other (income) expense	8	385	—
Total net repositioning and other charges	$860	$1,266	$569

Pretax Impact of Total Net Repositioning and Other Charges by Segment
The following table summarizes the pre-tax amount of total net repositioning and other charges by reportable business segment. These amounts are excluded from segment profit as described in Note 22 Segment Financial Data:

	Years Ended December 31,
	2023	2022	2021
Aerospace Technologies	$23	$41	$62
Industrial Automation	139	395	280
Building Automation	58	63	13
Energy and Sustainability Solutions	23	125	12
Corporate and All Other	617	642	202
Total net repositioning and other charges	$860	$1,266	$569

Total Repositioning Reserves
The following table summarizes the status of the Company's total repositioning reserves:

	Severance Costs	Asset Impairments	Exit Costs	Total
Balance at December 31, 2020	$527	$—	$74	$601
Charges	80	117	134	331
Usage—cash	(299)	—	(83)	(382)
Usage—noncash	—	(119)	—	(119)
Divestitures	—	—	—	—
Adjustments	(14)	2	(1)	(13)
Foreign currency translation	(5)	—	(2)	(7)
Balance at December 31, 2021	289	—	122	411
Charges	122	176	122	420
Usage—cash	(135)	—	(140)	(275)
Usage—noncash	—	(168)	(15)	(183)
Divestitures	—	—	—	—
Adjustments	(42)	(8)	(6)	(56)
Foreign currency translation	1	—	(9)	(8)
Balance at December 31, 2022	235	—	74	309
Charges	162	41	139	342
Usage—cash	(173)	—	(121)	(294)
Usage—noncash	—	(36)	—	(36)
Divestitures	—	(4)	(5)	(9)
Adjustments	(42)	(1)	(13)	(56)
Foreign currency translation	6	—	17	23
Balance at December 31, 2023	$188	$—	$91	$279